Form N-1A Supplement	Aug. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS ETF TRUST
Goldman Sachs Future Consumer Equity ETF and
Goldman Sachs Future Planet Equity ETF
(each a “Fund,” and together, the “Funds”)
Supplement dated June 18, 2025 to the
Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated December 29, 2024, as supplemented to date
At a meeting held on June 18, 2025, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees (the “Board”) of the Goldman Sachs ETF Trust (the “Trust”) approved proposals to liquidate each Fund, each a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of each Fund and its respective shareholders to liquidate the Funds. The Funds will be liquidated on or about July 25, 2025 (the “Liquidation Date”), pursuant to the Plans of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.
Suspension of Trading and Creation Orders. After the close of business on July 18, 2025, the Funds will no longer accept creation orders. This is also expected to be the last day of trading of shares of the Funds on the NYSE Arca, Inc. (“NYSE Arca”). Shareholders may sell their Fund shares on NYSE Arca until market close on July 18, 2025, at which point the Funds’ shares will no longer trade on NYSE Arca and the shares will be subsequently delisted. During the time between market close on July 18, 2025 and the Liquidation Date, shareholders will be unable to dispose of their shares on NYSE Arca.
Liquidation of Assets. The Funds may depart from their stated investment objectives and policies as they prepare to liquidate and distribute their assets to their shareholders. It is anticipated that each Fund’s portfolio will be positioned into cash, cash equivalents or other liquid assets on or prior to the Liquidation Date. In connection with the liquidation, all outstanding shares of each Fund on the Liquidation Date will be automatically redeemed by the respective Fund. Each shareholder of record of a Fund on the Liquidation Date will receive proceeds of the automatic redemptions equal to the shareholder’s proportionate interest in the Fund’s net assets plus accrued and unpaid earnings of the Fund at the time of liquidation. Such proceeds received by a shareholder may be in an amount that is greater or less than the amount a shareholder might receive if they dispose of their shares on NYSE Arca prior to market close on July 18, 2025. The liquidation of each Fund’s portfolio will also result in increased transaction costs, which must be borne by the respective Fund and its shareholders and may result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the liquidation.

Goldman Sachs Future Consumer Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS ETF TRUST
Goldman Sachs Future Consumer Equity ETF and
(each a “Fund,” and together, the “Funds”)
Supplement dated June 18, 2025 to the
Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated December 29, 2024, as supplemented to date
At a meeting held on June 18, 2025, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees (the “Board”) of the Goldman Sachs ETF Trust (the “Trust”) approved proposals to liquidate each Fund, each a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of each Fund and its respective shareholders to liquidate the Funds. The Funds will be liquidated on or about July 25, 2025 (the “Liquidation Date”), pursuant to the Plans of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.
Suspension of Trading and Creation Orders. After the close of business on July 18, 2025, the Funds will no longer accept creation orders. This is also expected to be the last day of trading of shares of the Funds on the NYSE Arca, Inc. (“NYSE Arca”). Shareholders may sell their Fund shares on NYSE Arca until market close on July 18, 2025, at which point the Funds’ shares will no longer trade on NYSE Arca and the shares will be subsequently delisted. During the time between market close on July 18, 2025 and the Liquidation Date, shareholders will be unable to dispose of their shares on NYSE Arca.
Liquidation of Assets. The Funds may depart from their stated investment objectives and policies as they prepare to liquidate and distribute their assets to their shareholders. It is anticipated that each Fund’s portfolio will be positioned into cash, cash equivalents or other liquid assets on or prior to the Liquidation Date. In connection with the liquidation, all outstanding shares of each Fund on the Liquidation Date will be automatically redeemed by the respective Fund. Each shareholder of record of a Fund on the Liquidation Date will receive proceeds of the automatic redemptions equal to the shareholder’s proportionate interest in the Fund’s net assets plus accrued and unpaid earnings of the Fund at the time of liquidation. Such proceeds received by a shareholder may be in an amount that is greater or less than the amount a shareholder might receive if they dispose of their shares on NYSE Arca prior to market close on July 18, 2025. The liquidation of each Fund’s portfolio will also result in increased transaction costs, which must be borne by the respective Fund and its shareholders and may result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the liquidation.

Goldman Sachs Future Planet Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS ETF TRUST
Goldman Sachs Future Planet Equity ETF
(each a “Fund,” and together, the “Funds”)
Supplement dated June 18, 2025 to the
Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated December 29, 2024, as supplemented to date
At a meeting held on June 18, 2025, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees (the “Board”) of the Goldman Sachs ETF Trust (the “Trust”) approved proposals to liquidate each Fund, each a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of each Fund and its respective shareholders to liquidate the Funds. The Funds will be liquidated on or about July 25, 2025 (the “Liquidation Date”), pursuant to the Plans of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.
Suspension of Trading and Creation Orders. After the close of business on July 18, 2025, the Funds will no longer accept creation orders. This is also expected to be the last day of trading of shares of the Funds on the NYSE Arca, Inc. (“NYSE Arca”). Shareholders may sell their Fund shares on NYSE Arca until market close on July 18, 2025, at which point the Funds’ shares will no longer trade on NYSE Arca and the shares will be subsequently delisted. During the time between market close on July 18, 2025 and the Liquidation Date, shareholders will be unable to dispose of their shares on NYSE Arca.
Liquidation of Assets. The Funds may depart from their stated investment objectives and policies as they prepare to liquidate and distribute their assets to their shareholders. It is anticipated that each Fund’s portfolio will be positioned into cash, cash equivalents or other liquid assets on or prior to the Liquidation Date. In connection with the liquidation, all outstanding shares of each Fund on the Liquidation Date will be automatically redeemed by the respective Fund. Each shareholder of record of a Fund on the Liquidation Date will receive proceeds of the automatic redemptions equal to the shareholder’s proportionate interest in the Fund’s net assets plus accrued and unpaid earnings of the Fund at the time of liquidation. Such proceeds received by a shareholder may be in an amount that is greater or less than the amount a shareholder might receive if they dispose of their shares on NYSE Arca prior to market close on July 18, 2025. The liquidation of each Fund’s portfolio will also result in increased transaction costs, which must be borne by the respective Fund and its shareholders and may result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the liquidation.